Convertible Notes - Schedule of Convertible Notes (Details)	Dec. 31, 2024 USD ($)
Schedule of Convertible Notes [Abstract]
Principal amounts of convertible notes	$ 3,145,000
Less: unamortized debt discount	(1,765,310)
Convertible notes, net of discount	$ 1,379,690